COMMITMENT AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER PURCHASE AGREEMENTS

Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at September 30, 2025, are as follows, in thousands:

Gulfstream G280 Fleet
2025	$18,038
Total expected contractual payments	$18,038

Future minimum payments under the purchase agreements with Gulfstream Aerospace, LP at December 31, 2024, are as follows, in thousands:

For the twelve months ended December 31,	Gulfstream G280 Fleet
2025	26,270
Total expected contractual payments	$26,270

SCHEDULE OF FUTURE ESTIMATED MINIMUM LEASE PAYMENTS BY YEAR AND IN AGGREGATE

Future estimated minimum lease payments by year and in aggregate, under the Company’s fixed payment operating lease consisted of the following at December 31, 2024:

For the years ended December 31,	Operating Leases
2025	$56,533
2026	56,533
2027	56,533
2028	37,689
TOTAL	207,288